Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	$ 25,957	$ 16,219
Intangible assets at beginning balance	16,219
Intangible assets at ending balance	25,957	16,219
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	25,957	16,219
Intangible assets at beginning balance	16,219	12,725
Additions	17,598	10,387
Amortization	(7,849)	(6,895)
Exchange differences	(11)	2
Intangible assets at ending balance	25,957	16,219
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	75,810	58,281
Intangible assets at beginning balance	58,281
Intangible assets at ending balance	75,810	58,281
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	(49,853)	(42,062)
Intangible assets at beginning balance	(42,062)
Intangible assets at ending balance	$ (49,853)	$ (42,062)
Computer software [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	1 year
Computer software [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 years